Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current assets
Schedule of other non-current assets

	December 31,
	2025	2024

	(Euro, in thousands)
Non-current restricted cash	€1,759	€1,985
Non-current portion of upfront payment to NovAliX	—	2,580
Non-current portion of advance related to the NovAliX transaction	—	2,877
Other non-current assets	1,200	1,266
Total other non-current assets	€2,959	€8,708